Distribution Date:	05/12/25	COMM 2015-PC1 Mortgage Trust
Determination Date:	05/06/25
Next Distribution Date:	06/12/25
Record Date:	04/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-PC1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	18		David Rodgers	(212) 230-9025
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23-25
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28	Controlling Class	RREF II CMBS AIV, L.P.
Interest Shortfall Detail - Collateral Level	29	Representative
			-
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593GAA0	1.667000%	57,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593GAB8	3.148000%	121,750,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593GAC6	3.608000%	99,640,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12593GAD4	3.725000%	20,110,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12593GAE2	3.620000%	225,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	12593GAF9	3.902000%	500,197,000.00	65,429,101.31	65,429,101.31	212,753.63	0.00	0.00	65,641,854.94	0.00	0.00%	30.00%
A-M	12593GAH5	4.290000%	76,804,000.00	76,804,000.00	14,996,993.00	274,574.30	0.00	0.00	15,271,567.30	61,807,007.00	85.38%	24.75%
B	12593GAJ1	4.336302%	107,892,000.00	107,892,000.00	0.00	389,876.89	0.00	0.00	389,876.89	107,892,000.00	59.87%	17.38%
C	12593GAK8	4.336302%	73,146,000.00	73,146,000.00	0.00	264,319.27	0.00	0.00	264,319.27	73,146,000.00	42.57%	12.38%
D	12593GAL6	4.336302%	72,503,000.00	72,503,000.00	0.00	52,583.41	0.00	0.00	52,583.41	72,503,000.00	25.43%	7.42%
E	12593GAX0	3.400000%	31,732,000.00	31,732,000.00	0.00	0.00	0.00	0.00	0.00	31,732,000.00	17.92%	5.25%
F	12593GAZ5	3.400000%	31,087,000.00	31,087,000.00	0.00	0.00	0.00	0.00	0.00	31,087,000.00	10.57%	3.13%
G*	12593GBB7	3.400000%	45,717,586.00	44,704,919.38	0.00	0.00	0.00	8,500.00	0.00	44,696,419.38	0.00%	0.00%
V	12593GBD3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593GBF8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593GBH4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,462,938,586.00	503,298,020.69	80,426,094.31	1,194,107.50	0.00	8,500.00	81,620,201.81	422,863,426.38

X-A	12593GAG7	0.224787%	1,100,861,000.00	142,233,101.31	0.00	26,643.44	0.00	0.00	26,643.44	61,807,007.00
X-B	12593GAM4	0.000000%	181,038,000.00	181,038,000.00	0.00	0.00	0.00	0.00	0.00	181,038,000.00
X-C	12593GAP7	0.000000%	72,503,000.00	72,503,000.00	0.00	0.00	0.00	0.00	0.00	72,503,000.00
X-D	12593GAR3	0.936302%	31,732,000.00	31,732,000.00	0.00	24,758.94	0.00	0.00	24,758.94	31,732,000.00
X-E	12593GAT9	0.936302%	31,087,000.00	31,087,000.00	0.00	24,255.68	0.00	0.00	24,255.68	31,087,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	12593GAV4	0.936302%	45,717,586.00	44,704,919.38	0.00	34,881.08	0.00	0.00	34,881.08	44,696,419.38
Notional SubTotal			1,462,938,586.00	503,298,020.69	0.00	110,539.14	0.00	0.00	110,539.14	422,863,426.38

Deal Distribution Total					80,426,094.31	1,304,646.64	0.00	8,500.00	81,730,740.95

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593GAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593GAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593GAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12593GAD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12593GAE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	12593GAF9	130.80666479	130.80666479	0.42533968	0.00000000	0.00000000	0.00000000	0.00000000	131.23200447	0.00000000
A-M	12593GAH5	1,000.00000000	195.26317640	3.57500000	0.00000000	0.00000000	0.00000000	0.00000000	198.83817640	804.73682360
B	12593GAJ1	1,000.00000000	0.00000000	3.61358479	0.00000000	0.00000000	0.00000000	0.00000000	3.61358479	1,000.00000000
C	12593GAK8	1,000.00000000	0.00000000	3.61358475	0.00000000	0.00000000	0.00000000	0.00000000	3.61358475	1,000.00000000
D	12593GAL6	1,000.00000000	0.00000000	0.72525840	2.88832641	2.88832641	0.00000000	0.00000000	0.72525840	1,000.00000000
E	12593GAX0	1,000.00000000	0.00000000	0.00000000	2.83333323	2.83333323	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12593GAZ5	1,000.00000000	0.00000000	0.00000000	2.83333323	2.83333323	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12593GBB7	977.84951681	0.00000000	0.00000000	2.77057367	125.33484445	0.00000000	0.18592408	0.00000000	977.66359274
V	12593GBD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593GBF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593GBH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593GAG7	129.20168969	0.00000000	0.02420237	0.00000000	0.00000000	0.00000000	0.00000000	0.02420237	56.14424255
X-B	12593GAM4	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	12593GAP7	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	12593GAR3	1,000.00000000	0.00000000	0.78025148	0.00000000	0.00000000	0.00000000	0.00000000	0.78025148	1,000.00000000
X-E	12593GAT9	1,000.00000000	0.00000000	0.78025155	0.00000000	0.00000000	0.00000000	0.00000000	0.78025155	1,000.00000000
X-F	12593GAV4	977.84951681	0.00000000	0.76296854	0.00000000	0.00000000	0.00000000	0.00000000	0.76296854	977.66359274

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	04/01/25 - 04/30/25	30	0.00	212,753.63	0.00	212,753.63	0.00	0.00	0.00	212,753.63	0.00
X-A	04/01/25 - 04/30/25	30	0.00	26,643.44	0.00	26,643.44	0.00	0.00	0.00	26,643.44	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	04/01/25 - 04/30/25	30	0.00	24,758.94	0.00	24,758.94	0.00	0.00	0.00	24,758.94	0.00
X-E	04/01/25 - 04/30/25	30	0.00	24,255.68	0.00	24,255.68	0.00	0.00	0.00	24,255.68	0.00
X-F	04/01/25 - 04/30/25	30	0.00	34,881.08	0.00	34,881.08	0.00	0.00	0.00	34,881.08	0.00
A-M	04/01/25 - 04/30/25	30	0.00	274,574.30	0.00	274,574.30	0.00	0.00	0.00	274,574.30	0.00
B	04/01/25 - 04/30/25	30	0.00	389,876.89	0.00	389,876.89	0.00	0.00	0.00	389,876.89	0.00
C	04/01/25 - 04/30/25	30	0.00	264,319.27	0.00	264,319.27	0.00	0.00	0.00	264,319.27	0.00
D	04/01/25 - 04/30/25	30	0.00	261,995.74	0.00	261,995.74	209,412.33	0.00	0.00	52,583.41	209,412.33
E	04/01/25 - 04/30/25	30	0.00	89,907.33	0.00	89,907.33	89,907.33	0.00	0.00	0.00	89,907.33
F	04/01/25 - 04/30/25	30	0.00	88,079.83	0.00	88,079.83	88,079.83	0.00	0.00	0.00	88,079.83
G	04/01/25 - 04/30/25	30	5,603,342.59	126,663.94	0.00	126,663.94	126,663.94	0.00	0.00	0.00	5,730,006.53
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			5,603,342.59	1,818,710.07	0.00	1,818,710.07	514,063.43	0.00	0.00	1,304,646.64	6,117,406.02

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	81,730,740.95
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,794,381.90	Master Servicing Fee	2,072.43
Interest Reductions due to Nonrecoverability Determination	(117,470.66)	Certificate Administrator Fee	1,090.19
Interest Adjustments	739.92	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	209.71
ARD Interest	0.00	Operating Advisor Fee	591.20
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,677,651.16	Total Fees	4,173.53

Principal		Expenses/Reimbursements
Scheduled Principal	80,576,750.47	Reimbursement for Interest on Advances	2,179.36
Unscheduled Principal Collections		ASER Amount	7,461.39
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	39,424.90
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(8,500.00)	Special Servicing Fees (Work Out)	319,765.35
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	(142,156.16)	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	80,426,094.31	Total Expenses/Reimbursements	368,831.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,304,646.64
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	80,426,094.31
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	81,730,740.95
Total Funds Collected	82,103,745.47	Total Funds Distributed	82,103,745.48

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	503,298,020.69	503,298,020.69	Beginning Certificate Balance	503,298,020.69
(-) Scheduled Principal Collections	80,576,750.47	80,576,750.47	(-) Principal Distributions	80,426,094.31
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	8,500.00
(-) Principal Adjustments (Cash)	(142,156.16)	(142,156.16)	Realized Loss and Realized Loss Adjustments on Collateral	8,500.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	8,500.00	8,500.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	422,863,426.38	422,863,426.38	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	505,932,416.63	505,932,416.63	Ending Certificate Balance	422,863,426.38
Ending Actual Collateral Balance	425,431,902.91	425,431,902.91

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.34%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	47,422,227.29	11.21%	1	4.4098	NAP	Defeased	4	47,422,227.29	11.21%	1	4.4098	NAP
7,499,999 or less	9	41,045,565.85	9.71%	0	4.4228	1.978189	1.39 or less	13	214,579,075.62	50.74%	(1)	4.2237	0.604209
7,500,000 to 14,999,999	8	96,541,310.32	22.83%	0	4.4881	1.143236	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	6	128,634,548.36	30.42%	0	4.3378	1.588485	1.45 to 1.54	2	14,794,100.30	3.50%	1	4.5254	1.490428
25,000,000 to 49,999,999	4	109,219,774.56	25.83%	(2)	3.9839	0.824345	1.55 to 1.99	4	52,738,559.40	12.47%	0	4.5371	1.823685
50,000,000 to 99,999,999	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	4	62,877,995.98	14.87%	1	4.1462	2.209771
100,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.99	2	7,596,000.55	1.80%	1	4.2595	2.906753
Totals	31	422,863,426.38	100.00%	0	4.2970	1.332042	3.00 or greater	2	22,855,467.24	5.40%	1	4.4767	3.370305
							Totals	31	422,863,426.38	100.00%	0	4.2970	1.332042
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	47,422,227.29	11.21%	1	4.4098	NAP
							Defeased	5	47,422,227.29	11.21%	1	4.4098	NAP
Arizona	2	19,081,371.82	4.51%	0	4.1822	1.960554
							Industrial	3	10,538,670.48	2.49%	1	4.3128	3.383623
California	7	81,702,764.52	19.32%	0	4.4624	1.870680
							Lodging	8	100,952,745.42	23.87%	0	4.3838	1.275796
Connecticut	1	27,068,927.81	6.40%	(1)	3.0000	0.243000
							Office	11	198,883,272.22	47.03%	(1)	4.1758	1.207985
Illinois	3	8,590,570.33	2.03%	(1)	4.3661	0.949659
							Retail	21	65,066,510.98	15.39%	0	4.4481	1.248450
Michigan	2	6,136,461.13	1.45%	1	4.7800	1.367100
							Totals	48	422,863,426.38	100.00%	0	4.2970	1.332042
Nevada	1	12,957,240.11	3.06%	1	4.2300	2.081400
New Jersey	1	12,468,650.39	2.95%	(1)	5.2800	(0.241700)
New York	1	30,338,130.97	7.17%	(6)	4.6948	0.964600
Ohio	15	25,395,125.22	6.01%	0	4.3326	1.161723
Oregon	1	26,392,751.55	6.24%	(1)	4.0350	0.117600
Puerto Rico	1	25,419,964.23	6.01%	1	4.1300	2.009800
South Carolina	1	3,913,588.95	0.93%	1	4.3700	2.921200
Texas	3	32,617,979.27	7.71%	0	4.0900	2.475921
Washington	1	24,156,956.26	5.71%	1	4.8095	1.756900
Wisconsin	3	39,200,716.53	9.27%	(1)	4.1891	0.025802
Totals	48	422,863,426.38	100.00%	0	4.2970	1.332042

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	47,422,227.29	11.21%	1	4.4098	NAP	Defeased	4	47,422,227.29	11.21%	1	4.4098	NAP
	4.4999% or less	17	244,295,550.54	57.77%	0	4.0368	1.194637	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	6	79,742,916.86	18.86%	(2)	4.6157	1.757460	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	4	51,402,731.69	12.16%	0	4.9353	1.049454	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	31	422,863,426.38	100.00%	0	4.2970	1.332042	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	27	375,441,199.09	88.79%	0	4.2828	1.294302
								Totals	31	422,863,426.38	100.00%	0	4.2970	1.332042
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	47,422,227.29	11.21%	1	4.4098	NAP	Defeased	4	47,422,227.29	11.21%	1	4.4098	NAP
	60 months or less	27	375,441,199.09	88.79%	0	4.2828	1.294302	Interest Only	4	66,425,000.00	15.71%	1	4.3673	2.248704
	61 to 95 months	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	1	21,000,000.06	4.97%	1	4.0400	1.395100
	96 to 117 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	22	288,016,199.03	68.11%	(1)	4.2810	1.066839
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	31	422,863,426.38	100.00%	0	4.2970	1.332042
	Totals	31	422,863,426.38	100.00%	0	4.2970	1.332042
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	47,422,227.29	11.21%	1	4.4098	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	24	328,911,920.56	77.78%	(1)	4.2406	1.312603
	12 to 24 months	2	37,888,614.62	8.96%	0	4.5085	1.268861
	24 months or greater	1	8,640,663.91	2.04%	(2)	4.9000	0.709200
	Totals	31	422,863,426.38	100.00%	0	4.2970	1.332042
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
7	303750007	OF	Rye Brook	NY	Actual/360	4.695%	118,692.88	0.00	0.00	N/A	11/05/24	--	30,338,130.97	30,338,130.97	04/05/25
8	302691115	LO	Portland	OR	Actual/360	4.035%	89,007.55	(142,156.16)	(142,156.16)	N/A	04/06/25	--	26,250,595.39	26,392,751.55	05/06/25
9	656100427	OF	San Juan	PR	Actual/360	4.130%	87,685.96	57,796.12	0.00	N/A	06/01/25	--	25,477,760.35	25,419,964.23	05/01/25
11	304171011	OF	Hartford	CT	Actual/360	3.000%	67,672.32	0.00	0.00	N/A	04/05/25	--	27,068,927.81	27,068,927.81	03/05/25
12	304171012	OF	Everett	WA	Actual/360	4.809%	97,019.65	50,047.48	0.00	N/A	06/06/25	--	24,207,003.74	24,156,956.26	02/06/25
15	304171015	OF	Milwaukee	WI	Actual/360	4.250%	76,613.66	48,831.01	0.00	N/A	04/06/25	--	21,632,093.09	21,583,262.08	05/06/25
16	304171016	LO	Manhattan Beach	CA	Actual/360	4.310%	77,000.72	44,386.69	0.00	N/A	06/06/25	--	21,438,716.65	21,394,329.96	05/06/25
17	304171017	RT	Midland	TX	Actual/360	3.940%	73,071.50	22,255,279.96	0.00	N/A	05/06/25	--	22,255,279.96	0.00	05/06/25
19	406100304	RT	Various	Various	Actual/360	4.040%	70,980.56	83,333.33	0.00	N/A	06/06/25	--	21,083,333.39	21,000,000.06	05/06/25
23	304171023	OF	Plano	TX	Actual/360	4.045%	73,821.25	0.00	0.00	05/06/25	07/06/26	--	21,900,000.00	21,900,000.00	04/06/25
26	406100309	MH	Bourbonnais	IL	Actual/360	4.412%	58,975.87	40,315.19	0.00	N/A	06/06/25	--	16,040,579.86	16,000,264.67	05/06/25
27	304171027	LO	Pismo Beach	CA	Actual/360	4.540%	70,370.00	0.00	0.00	N/A	06/06/25	--	18,600,000.00	18,600,000.00	05/06/25
28	304171028	OF	Tempe	AZ	Actual/360	3.993%	45,628.01	36,508.46	0.00	N/A	05/06/25	--	13,714,117.35	13,677,608.89	02/06/25
31	304171031	LO	Fairfield	CA	Actual/360	4.730%	51,525.60	13,072,033.59	0.00	N/A	05/06/25	--	13,072,033.59	0.00	05/06/25
32	304171032	MU	Garden Grove	CA	Actual/360	4.150%	53,950.00	15,600,000.00	0.00	N/A	05/06/25	--	15,600,000.00	0.00	05/06/25
35	304171035	OF	Milwaukee	WI	Actual/360	4.138%	0.00	0.00	0.00	N/A	04/06/25	--	13,371,915.70	13,371,915.70	01/06/24
36	302691122	RT	Las Vegas	NV	Actual/360	4.230%	45,776.73	29,065.66	0.00	N/A	06/06/25	--	12,986,305.77	12,957,240.11	05/06/25
37	304171037	RT	Austin	TX	Actual/360	4.260%	42,914.88	30,963.94	0.00	N/A	06/06/25	--	12,088,699.41	12,057,735.47	05/06/25
38	406100289	RT	South Brunswick	NJ	Actual/360	5.280%	54,962.14	22,745.24	0.00	N/A	04/06/25	--	12,491,395.63	12,468,650.39	09/06/24
40	304171040	LO	Marina Del Rey	CA	Actual/360	4.540%	50,318.33	0.00	0.00	N/A	06/06/25	--	13,300,000.00	13,300,000.00	05/06/25
41	406100306	MF	Warren	MI	Actual/360	4.706%	43,827.52	24,291.03	0.00	N/A	06/06/25	--	11,175,738.86	11,151,447.83	05/06/25
42	304171042	MU	Santa Fe Springs	CA	Actual/360	4.150%	44,958.33	13,000,000.00	0.00	N/A	05/06/25	--	13,000,000.00	0.00	05/06/25
43	304171043	LO	Venice	CA	Actual/360	4.490%	47,238.54	0.00	0.00	N/A	06/06/25	--	12,625,000.00	12,625,000.00	05/06/25
46	406100270	OF	Burbank	CA	Actual/360	4.557%	0.00	0.00	0.00	N/A	01/06/25	--	9,500,231.32	9,500,231.32	04/06/25
47	406100283	LO	Various	OH	Actual/360	4.900%	0.00	0.00	0.00	N/A	03/06/25	--	8,640,663.91	8,640,663.91	11/06/20
48	304171048	RT	Lubbock	TX	Actual/360	3.970%	31,814.16	9,616,369.38	0.00	N/A	05/06/25	--	9,616,369.38	0.00	05/06/25
52	406100298	MF	Columbus	OH	Actual/360	4.223%	28,955.55	15,176.90	0.00	N/A	06/06/25	--	8,227,956.22	8,212,779.32	05/06/25
57	304171057	RT	Chicago	IL	Actual/360	4.360%	25,831.23	13,044.04	0.00	N/A	03/05/25	--	7,109,514.07	7,096,470.03	02/05/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
59	304171059	RT	Various	MI	Actual/360	4.780%	24,502.35	14,756.93	0.00	N/A	06/06/25	--	6,151,218.06	6,136,461.13	05/06/25
60	302691117	OF	Irving	TX	Actual/360	4.170%	22,504.75	13,674.88	0.00	N/A	06/06/25	--	6,476,186.91	6,462,512.03	05/06/25
66	304171066	OF	Tucson	AZ	Actual/360	4.662%	21,032.14	9,334.21	0.00	N/A	06/06/25	--	5,413,097.14	5,403,762.93	05/06/25
69	656100426	IN	Houston	TX	Actual/360	4.200%	14,932.67	11,009.69	0.00	N/A	06/06/25	--	4,266,476.93	4,255,467.24	05/06/25
70	406100296	RT	Taylor	MI	Actual/360	4.498%	15,589.56	4,159,064.11	0.00	N/A	05/06/25	--	4,159,064.11	0.00	05/06/25
72	302691120	RT	Chapin	SC	Actual/360	4.370%	14,288.09	9,912.94	0.00	N/A	06/06/25	--	3,923,501.89	3,913,588.95	05/06/25
73	406100302	IN	Milpitas	CA	Actual/360	4.142%	12,743.58	9,595.76	0.00	N/A	06/06/25	--	3,692,007.36	3,682,411.60	05/06/25
76	406100301	IN	Escondido	CA	Actual/360	4.739%	10,292.45	5,441.28	0.00	N/A	06/06/25	--	2,606,232.92	2,600,791.64	05/06/25
79	304171079	SS	Yuma	AZ	Actual/360	4.000%	7,666.67	2,300,000.00	0.00	N/A	05/06/25	--	2,300,000.00	0.00	05/06/25
80	302691116	RT	Antioch	IL	Actual/360	4.395%	5,485.96	3,772.65	0.00	N/A	06/06/25	--	1,497,872.95	1,494,100.30	05/06/25
Totals							1,677,651.16	80,434,594.31	(142,156.16)				503,298,020.69	422,863,426.38
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
7	8,009,110.10	0.00	--	--	--	0.00	0.00	171,242.74	171,242.74	0.00	0.00
8	485,121.00	0.00	--	--	01/08/24	0.00	0.00	0.00	0.00	0.00	0.00
9	3,775,615.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,354,107.95	356,479.21	01/01/24	09/30/24	--	0.00	0.00	67,489.60	135,115.30	0.00	0.00
12	3,462,954.29	0.00	--	--	--	0.00	0.00	146,903.73	440,901.56	0.00	0.00
15	1,393,204.00	(47,969.52)	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,071,193.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,543,736.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,642,475.00	663,352.75	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,447,854.55	0.00	--	--	--	0.00	0.00	73,730.00	73,730.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	3,041,007.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,138,346.88	0.00	--	--	--	0.00	0.00	82,043.90	246,239.45	0.00	0.00
31	1,418,717.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,900,471.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	263,520.00	0.00	--	--	09/06/24	10,878,576.55	292,120.49	(619.57)	744,298.20	0.00	0.00
36	1,978,131.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1,637,051.56	(76,635.52)	01/01/23	06/30/23	09/06/24	1,697,378.54	36,398.69	70,161.67	592,299.29	207,687.03	0.00
40	1,125,428.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	2,201,622.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	902,622.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,187,067.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	376,341.50	0.00	--	--	09/06/23	0.00	0.00	(58.32)	3,485,876.63	0.00	0.00
48	1,287,077.74	350,655.94	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	308,284.92	01/01/24	09/30/24	09/06/24	2,143,139.43	152,762.32	38,827.28	467,669.99	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
59	701,620.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	569,266.03	448,795.46	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
66	704,824.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	883,088.99	354,169.14	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	476,017.57	216,952.68	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
73	852,140.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	483,075.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
79	539,334.00	131,969.35	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
80	170,334.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	53,022,480.69	2,706,054.41				14,719,094.52	481,281.50	649,721.04	6,357,373.16	207,687.03	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/12/25	0	0.00	1	24,156,956.26	0	0.00	2	25,840,566.09	0	0.00	0	0.00	0	0.00	0	0.00	4.297012%	4.153079%	0
04/11/25	2	37,921,121.09	0	0.00	0	0.00	2	25,863,311.33	0	0.00	0	0.00	0	0.00	0	0.00	4.278297%	4.166395%	1
03/12/25	0	0.00	0	0.00	2	25,884,129.84	2	25,884,129.84	0	0.00	0	0.00	0	0.00	5	59,967,082.18	4.213192%	4.159620%	2
02/12/25	0	0.00	0	0.00	3	34,582,502.92	2	25,941,839.01	0	0.00	0	0.00	0	0.00	2	54,123,066.45	4.261608%	4.214303%	3
01/10/25	0	0.00	0	0.00	3	34,660,146.58	1	12,559,036.00	0	0.00	2	39,736,050.10	0	0.00	0	0.00	4.274422%	4.226331%	4
12/12/24	0	0.00	1	12,579,548.37	2	22,157,926.38	1	12,579,548.37	0	0.00	0	0.00	0	0.00	1	19,616,487.65	4.257321%	4.212089%	5
11/13/24	1	12,601,807.80	0	0.00	2	22,217,248.92	1	12,601,807.80	0	0.00	0	0.00	0	0.00	0	0.00	4.257232%	4.212700%	5
10/11/24	0	0.00	0	0.00	2	22,273,612.43	1	12,622,126.58	0	0.00	0	0.00	0	0.00	0	0.00	4.250184%	4.207117%	6
09/12/24	1	17,385,120.76	0	0.00	2	22,332,498.92	1	12,644,199.48	0	0.00	0	0.00	0	0.00	0	0.00	4.250334%	4.209657%	7
08/12/24	1	12,664,326.39	0	0.00	2	22,388,413.62	1	12,664,326.39	0	0.00	0	0.00	0	0.00	0	0.00	4.250472%	4.209781%	8
07/12/24	1	17,455,908.24	0	0.00	2	22,444,110.51	1	12,684,362.20	0	0.00	0	0.00	0	0.00	0	0.00	4.246053%	4.205682%	9
06/12/24	1	12,706,162.47	0	0.00	2	22,502,354.33	1	12,706,162.47	0	0.00	0	0.00	0	0.00	0	0.00	4.246246%	4.205861%	10
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	303750007	04/05/25	0	5	171,242.74	171,242.74	0.00	30,338,130.97	04/10/24	1
11	304171011	03/05/25	1	5	67,489.60	135,115.30	0.00	27,068,927.81	03/19/25	13
12	304171012	02/06/25	2	2	146,903.73	440,901.56	0.00	24,309,755.24	03/27/25	13
23	304171023	04/06/25	0	B	73,730.00	73,730.00	0.00	21,900,000.00	04/04/25	13
28	304171028	02/06/25	2	5	82,043.90	246,239.45	0.00	13,788,304.95	03/24/25	13
35	304171035	01/06/24	15	5	(619.57)	744,298.20	30,859.40	13,753,384.71	10/25/23	2		01/15/25
38	406100289	09/06/24	7	5	70,161.67	592,299.29	216,017.58	12,644,199.48	07/15/22	2		04/08/24
46	406100270	04/06/25	0	5	0.00	0.00	0.00	9,500,231.32	09/23/24	1
47	406100283	11/06/20	53	5	(58.32)	3,485,876.63	20,467.71	10,140,101.34	12/20/19	3	08/18/23
57	304171057	02/05/25	2	5	38,827.28	467,669.99	388,458.20	7,344,995.97	07/22/20	2
Totals					649,721.04	6,357,373.16	655,802.89	170,788,031.79
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		170,138,613	47,976,014	96,322,033		25,840,566
0 - 6 Months		230,824,814	206,667,857	24,156,956		0
7 - 12 Months		0	0	0		0
13 - 24 Months		21,900,000	21,900,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	422,863,426	316,382,233	27,068,928	44,931,035	8,640,664	25,840,566
Apr-25	503,298,021	318,473,663	116,960,273	33,360,109	8,640,664	25,863,311
Mar-25	681,632,015	600,147,208	0	16,621,883	38,978,795	25,884,130
Feb-25	799,146,599	724,725,734	0	0	61,882,435	12,538,430
Jan-25	854,407,258	762,773,377	0	0	79,074,844	12,559,036
Dec-24	926,359,670	861,386,376	0	0	52,393,745	12,579,548
Nov-24	947,534,469	882,426,128	0	0	52,506,534	12,601,808
Oct-24	992,366,781	957,471,042	0	0	22,273,612	12,622,127
Sep-24	994,013,586	941,651,767	17,385,121	0	22,332,499	12,644,199
Aug-24	995,571,884	960,519,144	0	0	22,388,414	12,664,326
Jul-24	1,008,308,971	955,724,590	17,455,908	0	22,444,111	12,684,362
Jun-24	1,009,989,858	974,781,341	0	0	22,502,354	12,706,162
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	303750007	30,338,130.97	30,338,130.97	99,000,000.00	11/21/24	5,986,501.90	0.96460	12/31/24	11/05/24	241
8	302691115	26,392,751.55	26,392,751.55	33,500,000.00	03/01/25	223,363.00	0.11760	12/31/24	04/06/25	238
11	304171011	27,068,927.81	27,068,927.81	37,500,000.00	01/07/15	128,864.71	0.24300	09/30/24	04/05/25	241
12	304171012	24,156,956.26	24,309,755.24	38,600,000.00	03/08/15	3,100,598.29	1.75690	12/31/24	06/06/25	241
15	304171015	21,583,262.08	21,583,262.08	35,750,000.00	12/16/14	(177,509.52)	(0.23580)	06/30/24	04/06/25	241
23	304171023	21,900,000.00	21,900,000.00	36,200,000.00	03/31/15	2,244,878.55	2.49250	12/31/24	07/06/26	I/O
28	304171028	13,677,608.89	13,788,304.95	24,800,000.00	03/25/15	1,968,557.88	1.99720	12/31/24	05/06/25	239
35	304171035	13,371,915.70	13,753,384.71	4,000,000.00	02/11/25	11,922.00	0.01330	12/31/24	04/06/25	241
38	406100289	12,468,650.39	12,644,199.48	12,700,000.00	02/25/25	(112,714.52)	(0.24170)	06/30/23	04/06/25	241
46	406100270	9,500,231.32	9,500,231.32	17,700,000.00	12/02/24	1,109,106.00	1.71860	12/31/24	01/06/25	235
47	406100283	8,640,663.91	10,140,101.34	19,200,000.00	07/01/23	284,456.50	0.70920	12/31/21	03/06/25	177
57	304171057	7,096,470.03	7,344,995.97	5,970,000.00	03/14/25	293,210.67	0.83800	09/30/24	03/05/25	241
60	302691117	6,462,512.03	6,462,512.03	10,350,000.00	04/15/15	376,111.46	1.15500	09/30/24	06/06/25	241
Totals		222,658,080.94	225,226,557.45	375,270,000.00		15,437,346.92

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
7	303750007	OF	NY	04/10/24	1

Loan transferred to special servicing in 4/2024 due to imminent monetary default. The loan matured on 11/5/2024 and on 12/16/2024, borrower and lender parties executed a forbearance agreement. The loan is expected to remain in special

	servicing during the forbearance period. As of 3/28/2025, special servicer continues to handle requests and monitor the loan and collateral as the forbearance period is ongoing.

8	302691115	LO	OR	06/29/20	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

11	304171011	OF	CT	03/19/25	13
	Loan transferred to Special Servicing due to the upcoming maturity date. Pre-negotiation letter has been executed by Borrower. Special Servicer is pending due diligence documents from Borrower.

12	304171012	OF	WA	03/27/25	13

The Loan transferred to Special Servicing on 3/27/2025 due to imminent monetary default related to the Loan's 6/6/2025 maturity date. Special Servicer is reaching out to the Borrower to determine appropriate next steps.

15	304171015	OF	WI	04/16/25	13

Loan has recently transferred to SS, we are attempting to reach out to the borrower(s). PNL and Hello letter sent 4/28/2025. Awaiting execution by Borrower while SS evaluates the loan and collateral in order to determine the next steps.

23	304171023	OF	TX	04/04/25	13

Loan transferred 4/11/2025. PNL has been executed and initial intro calls completed. Borrower remains committed to the asset and has requested a 2 year loan maturity extension. Special Servicer is evaluating all options.

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
28	304171028	OF	AZ	03/24/25	13

The Loan transferred to Special Servicing on 03/24/2025 due to imminent monetary default related to the Loan's 5/6/2025 maturity date. Special Servicer is reaching out to the Borrower. Borrower has executed the PNL and is in the process of

	submitting DD.

35	304171035	OF	WI	10/25/23	2

Loan transferred to SS due to Imminent Monetary default. Borrower executed a PNL. A receiver was appointed in September 2024 and took over operations at the property. Special Servicer is monitoring property operations. A Sheriff sale was

	held in April 2025 and Special Servicer is pursuing court confirmation of the sale.

38	406100289	RT	NJ	07/15/22	2

Loan transferred to special servicing due to imminent monetary default as a result of Stop & Shop's failure to renew it's lease, which expired 9/30/2022. The loan subsequently went into payment default beginning with the 5/6/2023 debt service payment. A receiver was appointed to the property on 4/23/2024 and lender intends to proceed with foreclosure. However, receiver is currently marketing the property for sale and evaluating purchase offers, which remains ongoing as of

	4/29/2025.

46	406100270	OF	CA	09/23/24	1

The Loan transferred to Special Servicing on 9/23/2024 due to imminent default in advance of its 1/6/2025 maturity date. Borrower has requested an extension. A Forbearance Agreement was executed on 12/31/2024 that provided for a

	forbearance period from 1 /6/2025 to 1/6/2026.

47	406100283	LO	OH	12/20/19	3

The Loan transferred to Special Servicing in December of 2019 after Borrower was given notice of continuing Events of Default triggered by failure to make payments, failure to submit financial statements, failure to comply with Cash

Management, and other Non Monetary defaults. Special Servicer initiated foreclosure proceedings. Borrower put all three SPEs into a Chapter 11 bankruptcy on 8/21/2023 and has amended adequate protection payments; no proposed plan yet.

Borrower has moved for summary judgment on Guaranty in state court action; Borrower has opposed. Borrower continues to make adequate protection payments, but still has not filed a plan; Lender has now filed a Motion to dismiss or convert

	to Chapter 7; hearing set for 5/12/2025 for disclosure statement and plan.

57	304171057	RT	IL	07/22/20	2
	Borrower is currently in a maturity default. Special Servicer has engaged counsel and is evaluating its rights and remedies.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
60	302691117	OF	TX	02/05/25	13

The Loan transferred to Special Servicing on 2/5/2025. PNL was executed. Special Servicer and Borrower are in communication. Discussing next steps and evaluating the property's performance. Borrower expressed interest in a possible extension of the loan.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	303750007	0.00	4.69480%	0.00	4.69480%	10	12/16/24	11/05/24	--
8	302691115	0.00	4.03500%	0.00	4.03500%	8	12/05/22	12/14/22	--
8	302691115	0.00	4.03500%	0.00	4.03500%	8	02/14/25	12/14/22	--
11	304171011	0.00	4.26000%	0.00	1.00000%	8	08/05/19	08/05/19	07/05/19
11	304171011	0.00	1.00000%	0.00	1.00000%	8	07/25/19	08/05/19	07/05/19
44	406100282	0.00	4.39000%	0.00	4.39000%	10	04/07/21	04/01/20	05/06/21
44	406100282	0.00	4.39000%	0.00	4.39000%	10	04/01/21	04/01/20	05/06/21
46	406100270	0.00	4.55700%	0.00	4.55700%	10	12/31/24	12/31/24	--
51	406100281	8,399,370.77	4.45000%	8,399,370.77	4.45000%	10	12/28/20	05/06/20	01/21/21
51	406100281	0.00	4.45000%	0.00	4.45000%	10	12/28/21	05/06/20	01/21/21
57	304171057	0.00	4.36000%	0.00	4.36000%	10	10/25/21	10/25/21	--
Totals		8,399,370.77		8,399,370.77
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	406100311	12/11/20	108,974,889.40	166,250,000.00	110,619,191.10	1,644,301.76	110,619,191.10	108,974,889.34	0.00	0.00	18.20	(18.20)	0.00%
4	302691111	04/12/22	48,875,000.00	68,100,000.00	52,728,346.14	3,616,508.96	52,728,346.14	49,111,837.18	0.00	0.00	0.00	0.00	0.00%
6	304171006	05/12/22	28,600,433.33	20,800,000.00	30,515,104.75	4,013,365.38	30,515,104.75	26,501,739.37	2,098,693.96	0.00	1,523,743.95	574,950.01	1.66%
25	304171025	02/12/25	17,237,683.38	20,800,000.00	17,437,989.32	216,386.28	17,437,989.32	17,221,603.04	16,080.34	(8,500.00)	(8,500.00)	24,580.34	0.12%
55	304171055	12/12/19	7,739,383.81	11,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
71	304171071	12/11/20	4,418,879.89	6,900,000.00	4,189,840.85	207,525.85	4,189,840.85	3,982,315.00	436,564.89	0.00	15,510.00	421,054.89	8.42%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			215,846,269.81	294,250,000.00	215,490,472.16	9,698,088.23	215,490,472.16	205,792,383.93	2,551,339.19	(8,500.00)	1,530,772.15	1,020,567.04

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/12/23	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	406100311	10/13/22	0.00	0.00	(18.20)	0.00	0.00	(18.20)	0.00	0.00	(18.20)
		12/11/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	302691111	04/12/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	304171006	09/12/23	0.00	0.00	574,950.01	0.00	0.00	(9,901.22)	0.00	0.00	574,950.01
		03/10/23	0.00	0.00	584,851.23	0.00	0.00	(47,551.10)	0.00	0.00
		10/13/22	0.00	0.00	632,402.33	0.00	0.00	(674,291.63)	0.00	0.00
		08/12/22	0.00	0.00	1,306,693.96	0.00	0.00	(792,000.00)	0.00	0.00
		05/12/22	0.00	0.00	2,098,693.96	0.00	0.00	2,098,693.96	0.00	0.00
25	304171025	05/12/25	0.00	0.00	24,580.34	0.00	0.00	8,500.00	0.00	0.00	24,580.34
		02/12/25	0.00	0.00	16,080.34	0.00	0.00	16,080.34	0.00	0.00
55	304171055	12/26/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
71	304171071	03/10/23	0.00	0.00	421,054.89	0.00	0.00	(15,510.00)	0.00	0.00	421,054.89
		12/11/20	0.00	0.00	436,564.89	0.00	0.00	436,564.89	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	8,500.00	0.00	0.00	8,500.00
Cumulative Totals			0.00	0.01	1,020,567.04	0.00	0.00	1,020,567.04	0.00	0.00	1,020,567.04

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	6,320.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	5,639.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	28,422.37
12	0.00	0.00	5,043.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	3,004.46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	223,283.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	4,562.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	9.53	0.00	0.00	0.00
28	0.00	0.00	2,857.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	62.02	0.00	0.00	0.00
35	0.00	0.00	2,785.82	0.00	0.00	0.00	0.00	46,110.82	1,964.92	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	119.04	0.00	0.00	0.00
38	0.00	0.00	2,602.37	0.00	0.00	7,461.39	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.37	0.00	0.00	0.00
46	0.00	0.00	1,979.21	0.00	0.00	0.00	0.00	36,077.13	0.00	0.00	0.00	0.00
47	0.00	0.00	1,800.14	0.00	0.00	0.00	0.00	35,282.71	0.00	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	96,481.84	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	1,481.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	1,349.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	15.98	0.00	0.00	0.00
79	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	6.50	0.00	0.00	0.00
Total	0.00	0.00	39,424.90	0.00	319,765.35	7,461.39	0.00	117,470.66	2,179.36	0.00	0.00	28,422.37
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		514,724.04

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Supplemental Notes
None

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